Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As discussed above, the Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our executives' compensation to the achievement of the Company’s financial, operational and strategic objectives. The following tables set forth information concerning the compensation and compensation actually paid to Mark Winmill, President and CEO, our principal executive officer ("PEO"), and Thomas O'Malley, CFO, and Donald Klimoski II, SVP - Operations and General Counsel, our other named executive officers ("NEOs"), calculated in accordance with SEC regulations, for fiscal years 2023 and 2022, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (TSR)	Net Income
2023	$593,069	$582,049	$269,016	$264,217	$101	$2,938,769
2022	$526,253	$512,756	$208,558	$202,704	$90	$2,057,723
2021	$587,950	$660,453	$247,262	$278,695	$149	$3,281,251

To calculate the Compensation Actually Paid ("CAP"), the following amounts were deducted from and added to the Summary Compensation Table ("SCT") total compensation:

PEO SCT Total to CAP Reconciliation

Year	Salary	Bonus	Stock Awards	All Other Compensation	SCT Total	Grant Date Fair Value of Current Year Equity Awards included in SCT	Fair Value Adjustments to SCT Table	CAP
2023	$427,000	$16,423	$82,470	$67,176	$593,069	$(82,470)	$71,450	$582,049
2022	$397,000	$15,269	$55,899	$58,085	$526,253	$(55,899)	$42,402	$512,756
2021	$377,000	$14,500	$144,844	$51,566	$587,950	$(144,844)	$217,387	$660,453

Average Non-PEO NEOs SCT Total to CAP Reconciliation

Year	Salary	Bonus	Stock Awards	All Other Compensation	SCT Total	Grant Date Fair Value of Current Year Equity Awards included in SCT	Fair Value Adjustments to SCT Table	CAP
2023	$206,823	$8,616	$35,969	$17,608	$269,016	$(35,969)	$31,170	$264,217
2022	$164,754	$6,635	$24,380	$12,789	$208,558	$(24,380)	$18,526	$202,704
2021	$166,076	$5,923	$62,689	$12,571	$247,262	$(62,689)	$94,122	$278,695

Supplemental Tables

PEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at December 31, (a)	Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Fair Value of Current Year Vested Awards (c)	Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Dividends on Unvested Awards/Accrued Dividends (f)	Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2023	$60,779	$(3,870)	$14,541	$ 696	$ —	$ 9,390	$81,536
2022	$40,119	$(15,495)	$10,260	$(1,790)	$ —	$9,308	$42,402
2021	$148,776	$9,329	$31,586	$19,512	$ —	$8,184	$217,387

Average Non-PEO NEOs Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at December 31, (a)	Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Fair Value of Current Year Vested Awards (c)	Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Dividends on Unvested Awards/Accrued Dividends (f)	Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2023	$26,508	$(1,679)	$6,342	$304	$ —	$3,912	$35,387
2022	$17,500	$(6,707)	$4,473	$(777)	$ —	$4,037	$18,526
2021	$64,376	$4,053	$13,664	$8,451	$ —	$3,578	$94,122

PEO Total Compensation Amount	$ 593,069	$ 526,253	$ 587,950
PEO Actually Paid Compensation Amount	$ 582,049	512,756	660,453
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation

Year	Salary	Bonus	Stock Awards	All Other Compensation	SCT Total	Grant Date Fair Value of Current Year Equity Awards included in SCT	Fair Value Adjustments to SCT Table	CAP
2023	$427,000	$16,423	$82,470	$67,176	$593,069	$(82,470)	$71,450	$582,049
2022	$397,000	$15,269	$55,899	$58,085	$526,253	$(55,899)	$42,402	$512,756
2021	$377,000	$14,500	$144,844	$51,566	$587,950	$(144,844)	$217,387	$660,453

PEO Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at December 31, (a)	Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Fair Value of Current Year Vested Awards (c)	Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Dividends on Unvested Awards/Accrued Dividends (f)	Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2023	$60,779	$(3,870)	$14,541	$ 696	$ —	$ 9,390	$81,536
2022	$40,119	$(15,495)	$10,260	$(1,790)	$ —	$9,308	$42,402
2021	$148,776	$9,329	$31,586	$19,512	$ —	$8,184	$217,387

Non-PEO NEO Average Total Compensation Amount	$ 269,016	208,558	247,262
Non-PEO NEO Average Compensation Actually Paid Amount	$ 264,217	202,704	278,695
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs SCT Total to CAP Reconciliation

Year	Salary	Bonus	Stock Awards	All Other Compensation	SCT Total	Grant Date Fair Value of Current Year Equity Awards included in SCT	Fair Value Adjustments to SCT Table	CAP
2023	$206,823	$8,616	$35,969	$17,608	$269,016	$(35,969)	$31,170	$264,217
2022	$164,754	$6,635	$24,380	$12,789	$208,558	$(24,380)	$18,526	$202,704
2021	$166,076	$5,923	$62,689	$12,571	$247,262	$(62,689)	$94,122	$278,695

Average Non-PEO NEOs Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at December 31, (a)	Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Fair Value of Current Year Vested Awards (c)	Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Dividends on Unvested Awards/Accrued Dividends (f)	Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2023	$26,508	$(1,679)	$6,342	$304	$ —	$3,912	$35,387
2022	$17,500	$(6,707)	$4,473	$(777)	$ —	$4,037	$18,526
2021	$64,376	$4,053	$13,664	$8,451	$ —	$3,578	$94,122

Compensation Actually Paid vs. Total Shareholder Return

Relationship to Compensation Actually Paid

The following charts show the relationship of the compensation actually paid to our PEO and the average compensation actually paid to our NEOs to our cumulative total stockholder return and net income for the periods indicated.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 101	90	149
Net Income (Loss)	$ 2,938,769	2,057,723	3,281,251
PEO Name	Mark Winmill
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 582,049	512,756	660,453
Salary	427,000	397,000	377,000
Bonus	16,423	15,269	14,500
Stock Awards	82,470	55,899	144,844
All Other Compensation	67,176	58,085	51,566
PEO | Grant Date Fair Value Of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,470	55,899	144,844
PEO | Fair Value Adjustments to SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,450	42,402	217,387
PEO | Equity Component of CAP Fair Value of Current Year Equity Award at December 31[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,779	40,119	148,776
PEO | Equity Component of CAP Change in Fair Value of Prior Years' Awards Unvested at December 31 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,870	15,495	9,329
PEO | Equity Component of CAP Fair Value of Current Year Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,541	10,260	31,586
PEO | Equity Component of CAP Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	696	1,790	19,512
PEO | Equity Component of CAP Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Component of CAP Dividends on Unvested Awards/Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,390	9,308	8,184
PEO | Equity Value included in CAP [member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,536	42,402	217,387
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	264,217	202,704	278,695
Salary	206,823	164,754	166,076
Bonus	8,616	6,635	5,923
Stock Awards	35,969	24,380	62,689
All Other Compensation	17,608	12,789	12,571
Non-PEO NEO | Grant Date Fair Value Of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,969	24,380	62,689
Non-PEO NEO | Fair Value Adjustments to SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,170	18,526	94,122
Non-PEO NEO | Equity Component of CAP Fair Value of Current Year Equity Award at December 31[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,508	17,500	64,376
Non-PEO NEO | Equity Component of CAP Change in Fair Value of Prior Years' Awards Unvested at December 31 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,679	6,707	4,053
Non-PEO NEO | Equity Component of CAP Fair Value of Current Year Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,342	4,473	13,664
Non-PEO NEO | Equity Component of CAP Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	304	777	8,451
Non-PEO NEO | Equity Component of CAP Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Component of CAP Dividends on Unvested Awards/Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,912	4,037	3,578
Non-PEO NEO | Equity Value included in CAP [member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,387	$ 18,526	$ 94,122